ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Assets Liabilities Results of Variable Interest Entities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,255,287	$ 317,651	¥ 3,419,166
Restricted cash	234,194	32,986	114,560
Accounts receivable, net of allowance for credit losses of RMB30,082 and RMB32,413 (US$4,699) as of December 31, 2022 and 2023, respectively	1,529,915	215,484	2,402,430
Allowanace for doubtful debt on accounts receivable current	24,743	3,485	47,962	$ 6,755	¥ 32,265	¥ 15,770
Prepayments and other assets	1,812,692	255,312	1,612,022
Amounts due from	266,036	37,470	246,505
Total current assets	6,098,124	858,903	9,048,353
Non-current assets:
Property and equipment, net	2,186,145	307,912	2,132,994
Intangible assets, net	834,478	117,534	1,008,020
Prepayments and other assets	870,781	122,647	21,263
Goodwill	4,605,724	648,703	4,605,724		¥ 4,625,115
Equity investments	259,930	36,610	273,580
Amounts due from related parties	¥ 56,264	$ 7,925	¥ 5,758
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related parties	Related parties	Related parties	Related parties
Operating lease right-of-use assets	¥ 158,832	$ 22,371	¥ 220,539
Total non-current assets	8,972,154	1,263,702	8,267,878
Total assets	15,070,278	2,122,605	17,316,231
Current liabilities:
Accounts payable	1,805,083	254,241	2,301,958
Amounts due to related parties	931,906	131,256	427,727
Current operating lease liabilities	¥ 78,659	$ 11,079	¥ 136,723
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related parties	Related parties	Related parties	Related parties
Total current liabilities	¥ 6,828,590	$ 961,787	¥ 6,658,626
Non-current liabilities:
Non-current operating lease liabilities	78,347	11,035	123,059
Total non-current liabilities	995,784	140,254	1,074,106
Total liabilities	7,824,374	1,102,041	7,732,732
Related parties
Non-current liabilities:
Other liabilities	40,069	5,644	413,464
Non-related parties
Non-current liabilities:
Other liabilities	634,803	89,410	370,531
Variable interest entities
Current assets:
Cash and cash equivalents	900,262	126,799	1,231,226
Restricted cash	89,981	12,674	107,840
Accounts receivable, net of allowance for credit losses of RMB30,082 and RMB32,413 (US$4,699) as of December 31, 2022 and 2023, respectively	1,127,936	158,866	2,032,260
Allowanace for doubtful debt on accounts receivable current	20,606	2,902	32,413
Prepayments and other assets	1,067,695	150,382	927,040
Total current assets	4,660,540	656,423	7,053,382
Non-current assets:
Property and equipment, net	2,053,109	289,174	1,978,937
Intangible assets, net	61,604	8,677	83,393
Prepayments and other assets	870,630	122,626	20,257
Goodwill	48,815	6,875	48,814
Equity investments	166,114	23,397	179,697
Amounts due from related parties	¥ 56,036	$ 7,893	¥ 4,712
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related parties	Related parties	Related parties	Related parties
Operating lease right-of-use assets	¥ 125,804	$ 17,719	¥ 147,719
Total non-current assets	3,382,112	476,361	2,463,529
Total assets	8,042,652	1,132,784	9,516,911
Current liabilities:
Accounts payable	1,646,804	231,947	2,113,674
Accrued expenses and other liabilities	1,003,831	141,387	644,858
Short-term bank loans	1,110,896	156,466	885,500
Amounts due to related parties	902,154	127,066	388,308
Current operating lease liabilities	¥ 63,830	$ 8,990	¥ 87,142
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related parties	Related parties	Related parties	Related parties
Total current liabilities	¥ 8,885,057	$ 1,251,434	¥ 7,974,326
Non-current liabilities:
Long-term bank loan	100,000	14,085
Non-current operating lease liabilities	64,466	9,080	90,138
Total non-current liabilities	7,643,155	1,076,516	7,995,118
Total liabilities	16,528,212	2,327,950	15,969,444
Variable interest entities | Related parties
Non-current liabilities:
Other liabilities	40,069	5,644	413,464
Variable interest entities | Related parties
Current assets:
Amounts due from	182,484	25,702	216,346
Current liabilities:
Amounts due to related parties	902,154	127,066	388,308
Non-current liabilities:
Other liabilities	40,069	5,644	413,464
Variable interest entities | Subsidiaries of the Group
Current assets:
Amounts due from	1,292,182	182,000	2,538,670
Current liabilities:
Amounts due to related parties	4,157,542	585,578	3,854,844
Non-current liabilities:
Other liabilities	7,023,253	989,204	7,206,545
Variable interest entities | Non-related parties
Non-current liabilities:
Other liabilities	¥ 415,367	$ 58,503	¥ 284,971